CAPITAL STOCK - Stock Options Outstanding and Exercisable (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 CAD ($) shares year	Dec. 31, 2015 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	1,009,793	834,375	1,061,250	1,617,500
Options outstanding, Weighted average contractual life (years) | year	3.51	3.36	4.18
Options outstanding, Weighted average exercise price (in CDN per share)	$ 14.59	$ 12.29	$ 11.38	$ 8.78
Options exercisable, Number (in shares) | shares	766,875	721,250	692,500
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.32	$ 12.26	$ 10.84
$12.04 to $12.14
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	386,250	453,750
Options outstanding, Weighted average contractual life (years) | year	2.18	2.92
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.05	$ 12.05
Options exercisable, Number (in shares) | shares	386,250	443,125
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.05	$ 12.05
$12.04 to $12.14 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	12.04	12.04
$12.04 to $12.14 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 12.14	$ 12.14
$12.55 to $14.34
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	380,625	380,625
Options outstanding, Weighted average contractual life (years) | year	2.88	3.88
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.59	$ 12.58
Options exercisable, Number (in shares) | shares	380,625	278,125
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.59	$ 12.60
$12.55 to $14.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	12.55	12.55
$12.55 to $14.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 14.34	$ 14.34
$21.76
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	242,918
Options outstanding, Weighted average contractual life (years) | year	6.61
Options outstanding, Weighted average exercise price (in CDN per share)	$ 21.76
Options exercisable, Number (in shares) | shares	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 0.00
$21.76 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 21.76
$1.55 to $1.80
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares			90,000
Options outstanding, Weighted average contractual life (years) | year			0.47
Options outstanding, Weighted average exercise price (in CDN per share)			$ 1.73
Options exercisable, Number (in shares) | shares			90,000
Options exercisable, Weighted average exercise price (in CDN per share)			$ 1.73
$1.55 to $1.80 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			1.55
$1.55 to $1.80 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			$ 1.80
$12.04 to $14.34
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares			971,250
Options outstanding, Weighted average contractual life (years) | year			4.53
Options outstanding, Weighted average exercise price (in CDN per share)			$ 12.27
Options exercisable, Number (in shares) | shares			602,500
Options exercisable, Weighted average exercise price (in CDN per share)			$ 12.20
$12.04 to $14.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			12.04
$12.04 to $14.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			$ 14.34